Investment Objectives and Goals - Strategy Shares Gold Enhanced Yield ETF	May 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – STRATEGY SHARES GOLD ENHANCED YIELD ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek income and long-term capital appreciation.